SHORTTERM NOTE AND LINES OF CREDIT	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
SHORTTERM NOTE AND LINES OF CREDIT
NOTE 7- SHORT-TERM NOTE AND LINES OF CREDIT

NOTE 7 – SHORT-TERM NOTE AND LINES OF CREDIT

The Company has a working capital line of credit with Extraco Bank. On April 30, 2020, the line of credit was renewed with a maturity date of April 30, 2021 for a balance of $372,675. The line of credit bore an interest rate of 5.0%, that was compounded monthly and to be paid with the principal on the maturity date. The line of credit matured on April 30, 2021 and was secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. On May 5, 2021, the Company paid off the line of credit. The balance of the line of credit was $372,675 at March 31, 2021.

The Company also had an additional line of credit with Extraco Bank for $200,000, which was renewed with a maturity date of April 30, 2021, for a balance of $177,778. The line of credit bore interest at a rate of 5%, that was compounded monthly and to be paid with the principal on the maturity date. The line of credit was secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. On April 15, 2021, the line of credit was paid off in full. The balance of the line of credit was $177,778 at March 31, 2021.

The Company also has a working capital line of credit with Capital One Bank for $50,000. The line of credit bears an interest rate of prime plus 25.9 basis points, which totaled 29.15% as of December 31, 2021. The line of credit is unsecured. The balance of the line of credit was $9,580 at both December 31, 2021 and March 31, 2021.

The Company also has a working capital line of credit with Chase Bank for $25,000. The line of credit bears an interest rate of prime plus 10 basis points, which totaled 13.25% as of December 31, 2021. The line of credit is secured by assets of the Company’s subsidiaries. The balance of the line of credit is $10,237 at December 31, 2021 and March 31, 2021.

NOTE 5 - SHORT-TERM NOTE AND LINES OF CREDIT

The Company has a working capital line of credit with Extraco Bank. On April 30, 2020, the line of credit was renewed with a maturity date of April 30, 2021, for a balance of $372,675. The line of credit bears an interest rate of 5.0%, that is compounded monthly and to be paid with the principal on the maturity date. The line of credit matures on April 30, 2021, and is secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. The balance of the line of credit is $372,675 at both March 31, 2021, and March 31, 2020. On May 5, 2021, the Company paid off the line of credit.

The Company also has an additional line of credit with Extraco Bank for $200,000, which was renewed with a maturity date of April 30, 2021, for a balance of $177,778. The lines of credit bear interest at a rate of 5%, that is compounded monthly and to be paid with the principal on the maturity date. The line of credit is secured by certificates of deposit and letters of credit owned by directors and shareholders of the Company. The balance of the line of credit was $177,778 at both March 31, 2021, and March 31, 2020. On April 15, 2021, the line of credit was paid off in full.

The Company also has a working capital line of credit with Capital One Bank for $50,000. The line of credit bears an interest rate of prime plus 25.9 basis points, which totaled 29.15% as of March 31, 2021. The line of credit is unsecured. The balance of the line of credit was $9,580 at both March 31, 2021, and March 31, 2020.

The Company also has a working capital line of credit with Chase Bank for $25,000. The line of credit bears an interest rate of prime plus 10 basis points, which totaled 13.25% as of March 31, 2021. The line of credit is secured by assets of the Company’s subsidiaries. The balance of the line of credit is $10,237 as of March 31, 2021, and March 31, 2020.